Goodwill Tradenames And Other Assets Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012		Dec. 25, 2011
Finite-Lived Intangible Assets And Liabilities [Line Items]
Financial instruments (see note 11)				$ 1,335
Gross Carrying Amount	228,788	228,788		228,788
Deferred financing costs, Gross Carrying Amount	35,988	59,486		77,112
Accumulated Amortization	(113,437)	(101,821)		(85,992)
Deferred financing costs, Accumulated Amortization	(20,181)	(35,306)		(46,228)
Net	115,351	126,967		142,796
Deferred financing costs	15,807	24,180		30,884
Derivative Assets, Noncurrent	25,065
Other	5,200 [1]	4,411	[2]	3,834	[2]
Total other assets, net	161,423	155,558		178,849
Birds Eye Frozen
Finite-Lived Intangible Assets And Liabilities [Line Items]
Net	64,884	69,581		76,054
Duncan Hines Grocery
Finite-Lived Intangible Assets And Liabilities [Line Items]
Net	45,034	48,806		53,948
Specialty Foods
Finite-Lived Intangible Assets And Liabilities [Line Items]
Net	5,433	8,580		12,794
Recipes
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Avg Life	10 years	10 years		10 years
Gross Carrying Amount	52,810	52,810		52,810
Accumulated Amortization	(34,326)	(30,365)		(25,084)
Net	18,484	22,445		27,726
Customer relationships - Distributors [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Avg Life	36 years	36 years		36 years
Gross Carrying Amount	125,746	125,746		125,746
Accumulated Amortization	(32,919)	(28,791)		(22,947)
Net	92,827	96,955		102,799
Customer relationships - Food Service [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Avg Life	7 years	7 years		7 years
Gross Carrying Amount	36,143	36,143		36,143
Accumulated Amortization	(34,438)	(31,882)		(28,472)
Net	1,705	4,261		7,671
Customer relationships - Private Label [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Avg Life	7 years	7 years		7 years
Gross Carrying Amount	9,214	9,214		9,214
Accumulated Amortization	(8,942)	(8,533)		(7,989)
Net	272	681		1,225
License [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Avg Life	7 years	7 years		7 years
Gross Carrying Amount	4,875	4,875		4,875
Accumulated Amortization	(2,812)	(2,250)		(1,500)
Net	$ 2,063	$ 2,625		$ 3,375

[1]	As of September 29, 2013 and December 30, 2012, Other primarily consists of security deposits.
[2]	As of December 30, 2012 and December 25, 2011, Other consists of security deposits.